UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2011

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):   [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Dr. Jeffrey R. Jay, M.D
Address:             165 Mason Street - 3rd Floor
                     Greenwich, CT  06830

13F File Number:  028-12517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
           -------------------------------------------------------------
Title:
           -------------------------------------------------------------
Phone:
           -------------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Dr. Jeffrey R. Jay, M.D.          Greenwich, CT           May 16, 2011
--------------------------------    ----------------------    ---------------
      [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number              Name

      28-
         ------------              ---------------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $155,885 (thousands)

List of Other Included Managers:           Mr. David Kroin
                                           Great Point Partners, LLC

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             13F File Number           Name

1               028-13262                 Mr. David Kroin
2               028-11743                 Great Point Partners, LLC

                                                                SHARE /
NAME OF ISSUER                   TITLE OF   CUSIP   MARKET      PRN       SHARE / PUT /
                                 CLASS              VALUE (USD) AMOUNT    PRN     CALL      TO BE COMPLETED BY INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                                                                                        INVESTMENT    OTHER    ----------------
                                                                                        DISCRETION    MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS, INC. CMN     COM    00163U106       3,000       150    SH         SHARE-DEFINED 1,2            150      0 NONE
ADOLOR CORP CMN                    COM    00724X102   2,611,000 1,865,074    SH         SHARE-DEFINED 1,2      1,865,074      0 NONE
AFFYMAX, INC. CMN                  COM    00826A109  11,740,000 2,000,000    SH         SHARE-DEFINED 1,2      2,000,000      0 NONE
ALIGN TECHNOLOGY INC CMN           COM    016255101   5,120,000   250,000    SH         SHARE-DEFINED 1,2        250,000      0 NONE
ALLOS THERAPEUTICS INC CMN         COM    019777101     711,000   225,000    SH         SHARE-DEFINED 1,2        225,000      0 NONE
ALPHATEC HOLDINGS INC. CMN         COM    02081G102   1,755,000   650,000    SH         SHARE-DEFINED 1,2        650,000      0 NONE
CALL/AMRN    @ 8 EXP 04/16/2011    CALL   023111206     402,000     5,030    SH    CALL SHARE-DEFINED 1,2          5,030      0 NONE
AMICUS THERAPEUTICS INC CMN        COM    03152W109  13,032,000 1,838,075    SH         SHARE-DEFINED 1,2      1,838,075      0 NONE
ANADYS PHARMACEUTICALS, INC. CMN   COM    03252Q408   3,422,000 2,950,000    SH         SHARE-DEFINED 1,2      2,950,000      0 NONE
BIODELIVERY SCIENCES INTL, INC
   CMN                             COM    09060J106   6,789,000 1,923,100    SH         SHARE-DEFINED 1,2      1,923,100      0 NONE
BIOSANTE PHARMACEUTICALS, INC.
   CMN                             COM    09065V203  15,463,000 7,809,706    SH         SHARE-DEFINED 1,2      7,809,706      0 NONE
CARDICA, INC. CMN                  COM    14141R101     747,000   209,824    SH         SHARE-DEFINED 1,2        209,824      0 NONE
CEPHEID INC CMN                    COM    15670R107   1,238,000    44,200    SH         SHARE-DEFINED 1,2         44,200      0 NONE
CHINA KANGHUI HOLDINGS SPONSORED
   ADR CMN                         COM    16890V100     438,000    25,000    SH         SHARE-DEFINED 1,2         25,000      0 NONE
CYNOSURE INC CMN CLASS A           COM    232577205   2,084,000   150,000    SH         SHARE-DEFINED 1,2        150,000      0 NONE
DISCOVERY LABORATORIES INC NEW
   CMN                             COM    254668403   4,070,000 2,200,000    SH         SHARE-DEFINED 1,2      2,200,000      0 NONE
DYNAVAX TECHNOLOGIES CORP CMN      COM    268158102  15,490,000 5,612,275    SH         SHARE-DEFINED 1,2      5,612,275      0 NONE
ENDOLOGIX INC CMN                  COM    29266S106   2,136,000   315,000    SH         SHARE-DEFINED 1,2        315,000      0 NONE
EXACT SCIENCES CORP CMN            COM    30063P105   1,468,000   200,000    SH         SHARE-DEFINED 1,2        200,000      0 NONE
HANSEN MEDICAL, INC. CMN           COM    411307101   3,573,000 1,616,575    SH         SHARE-DEFINED 1,2      1,616,575      0 NONE
PUT/LO       @ 70 EXP 04/16/2011   PUT    544147101      13,000     1,460    SH    PUT  SHARE-DEFINED 1,2          1,460      0 NONE
PUT/LO       @ 70 EXP 06/18/2011   PUT    544147101      24,000       540    SH    PUT  SHARE-DEFINED 1,2            540      0 NONE
MERIT MEDICAL SYS INC CMN          COM    589889104   2,060,000   105,000    SH         SHARE-DEFINED 1,2        105,000      0 NONE
NPS PHARMACEUTICALS INC CMN        COM    62936P103  20,766,000 2,167,623    SH         SHARE-DEFINED 1,2      2,167,623      0 NONE
OBAGI MEDICAL PRODUCTS, INC. CMN   COM    67423R108   1,896,000   150,000    SH         SHARE-DEFINED 1,2        150,000      0 NONE
ONCOGENEX PHARMACEUTICAL INC CMN   COM    68230A106   9,709,000   634,602    SH         SHARE-DEFINED 1,2        634,602      0 NONE
ORTHOVITA INC CMN                  COM    68750U102     934,000   438,328    SH         SHARE-DEFINED 1,2        438,328      0 NONE
PALATIN TECHNOLOGIES INC CMN       COM    696077403   3,348,000 3,250,000    SH         SHARE-DEFINED 1,2      3,250,000      0 NONE
RTI BIOLOGICS, INC. CMN            COM    74975N105     501,000   175,000    SH         SHARE-DEFINED 1,2        175,000      0 NONE
REPLIGEN CORP CMN                  COM    759916109   3,308,000   884,499    SH         SHARE-DEFINED 1,2        884,499      0 NONE
RIGEL PHARMACEUTICALS INC CMN      COM    766559603   5,796,000   815,130    SH         SHARE-DEFINED 1,2        815,130      0 NONE
SANTARUS INC CMN                   COM    802817304   3,641,000 1,064,600    SH         SHARE-DEFINED 1,2      1,064,600      0 NONE
SOLTA MEDICAL, INC CMN             COM    83438K103   3,135,000   950,000    SH         SHARE-DEFINED 1,2        950,000      0 NONE
SPECTRANETICS CORP CMN             COM    84760C107   1,413,000   300,000    SH         SHARE-DEFINED 1,2        300,000      0 NONE
TALECRIS BIOTHERAPEUTICS CMN
   HOLDINGS CORP.                  COM    874227101     938,000    35,000    SH         SHARE-DEFINED 1,2         35,000      0 NONE
TENGION INC CMN                    COM    88034G109   2,550,000 1,000,000    SH         SHARE-DEFINED 1,2      1,000,000      0 NONE
XENOPORT INC CMN                   COM    98411C100   1,097,000   185,000    SH         SHARE-DEFINED 1,2        185,000      0 NONE
GIVEN IMAGING LTD CMN              COM    M52020100   2,464,000   125,000    SH         SHARE-DEFINED 1,2        125,000      0 NONE